Related Party Disclosures - Additional Information (Details) - Individual	Dec. 31, 2024	Dec. 31, 2023
Board of directors
Disclosure of transactions between related parties [line items]
Number of Individuals	5	3
Key management
Disclosure of transactions between related parties [line items]
Number of Individuals	12	6